UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of principal executive offices)

(Zip code)

Zachary P. Richmond

Ultimus Asset Services, LLC

225 Pictoria Drive. Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant’s telephone number, including area code: 513-587-3400

Date of fiscal year end: 12/31

Date of reporting period: 06/30/17

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT June 30, 2017

CDGCX	CRAWFORD DIVIDEND GROWTH FUND
CLASS C

CDGIX	CRAWFORD DIVIDEND GROWTH FUND
CLASS I

CDOCX	CRAWFORD DIVIDEND OPPORTUNITY FUND
CLASS C

CDOFX	CRAWFORD DIVIDEND OPPORTUNITY FUND
CLASS I

CDYLX	CRAWFORD DIVIDEND YIELD FUND
CLASS I

For a prospectus and more information, including charges and expenses call 1-800-431-1716. The prospectus should be read carefully before investing. Past performance does not guarantee future results. Shares when redeemed may be worth more or less than their original cost.

Distributed by Unified Financial Securities, LLC, Member FINRA/SIPC, 9465 Counselors Row, Suite 200, Indianapolis, IN 46240.

Fund Investment Advisor: Crawford Investment Counsel, Inc. 600 Galleria Parkway NW, Suite 1650 Atlanta, Georgia 30339 www.CrawfordInvestmentFunds.com

MANAGEMENT DISCUSSION OF FUND PERFORMANCE – (Unaudited)

The goal of the Crawford Funds is to provide attractive total investment return over the longer term. Our investment process focuses on dividend-paying companies, and we strive to produce a return pattern that demonstrates less risk than the popular market averages and peers. The orientation toward dividends and rising dividends leads to a focus on higher quality companies, which has implications for relative investment returns over both shorter and longer periods of time.

Crawford Investment Counsel, Inc. (the “Advisor”) relies on a company’s dividend history as a primary indicator of quality. Companies that pay dividends, and especially those that can increase dividends consistently over time, generally have businesses which are less cyclical, more predictable, and tend to be financially sound. The Advisor believes that dividend history and quality are inexorably linked.

We believe the path of stock returns is largely determined over the long run by the health of the economy and its ability to provide companies with an environment that is sufficiently strong to enable them to consistently move their earnings and dividends higher. Bull markets in stocks are almost always associated with long and uninterrupted economic cycles such as we are currently enjoying. Thus, our belief that we are in an extended recovery/economic expansion gives rise to our constructive view of stocks over the longer term.

The first half of 2017 has been favorable for markets. The broad stock and bond indices provided positive returns. With stock valuations moving up, we believe that going forward equity returns will likely approximate earnings growth plus dividend yield. Thus, we believe we are well-positioned and expect that owning higher-quality companies over the longer term will serve our investors well. While predicting short-term return patterns for stocks is virtually impossible, we look forward to continued rewards from the capital markets over the longer term.

Dividend Growth Fund:

Dividend-paying stocks were disadvantaged relative to non-dividend payers in the first six months of the year. Within this environment, the Crawford Dividend Growth Fund (“Dividend Growth Fund”) was able to outperform its primary benchmark, the Russell 1000 Value Index but trailed its secondary benchmark, the S&P 500 Index, which is more growth oriented. The Fund continues to emphasize investing in consistent and predictable businesses. The Advisor believes the portfolio is well positioned to obtain attractive, long-term, risk adjusted returns.

Dividend Opportunity Fund:

Smaller company stocks experienced mild increases during the first half of the year, and the Crawford Dividend Opportunity Fund (“Dividend Opportunity Fund”) generated positive results. The Fund modestly under-performed its benchmark, the Russell 2000 Index. The Dividend Opportunity Fund continues its higher-quality orientation, focusing on smaller capitalization companies that are shareholder friendly, as evidenced by their dividend payments, and have businesses that provide an above average consistency in their operations.

Dividend Yield Fund:

The Crawford Dividend Yield Fund (“Dividend Yield Fund”) had positive returns on an absolute basis but trailed relative to its benchmark, the Russell 1000 Value Index. The Dividend Yield Fund continues to be focused on investing in well-above-average yielding stocks, which were disadvantaged from a return standpoint in the stock market in the first six months of the year. The Advisor strives to produce a fund that generates an attractive level of income, composed of high-quality companies with a broad diversification pattern and a moderate risk level, both relative to the benchmark and peers.

INVESTMENT RESULTS – (Unaudited)

Average Annual Total Returns*

(for the periods ended June 30, 2017)

	Crawford Dividend Growth Fund
	Class I	Class C (a)	Class C (CDSC Adjusted) (a)	Russell 1000® Value Index (b)	S&P 500® Index (b)
Six Months	4.82%	4.33%	3.33%	4.66%	9.34%
One Year	11.59%	10.57%	10.57%	15.53%	17.90%
Five Year	10.26%	9.17%	9.17%	13.94%	14.63%
Ten Year	4.65%	3.65%	3.65%	5.57%	7.18%

	Expense Ratios (c)
	Class I	Class C
Gross	1.19%	2.19%
With Applicable Waivers	0.98%	1.98%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-800-431-1716.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus and summary prospectus contain this and other important information about the Fund and may be obtained by calling the same number as above. Please read it carefully before investing.

*	The average annual total returns set forth above include all waivers of fees for various periods since inception. Without such fee waivers, the total returns would have been lower. Total returns shown assume reinvestment of all capital gains and dividend distributions and reflect any changes in price per share. Total returns for periods less than one year are not annualized.

(a)	Class C shares are sold with no initial sales charge, but are subject to a Contingent Deferred Sales Charge (CDSC) of 1.00% if redeemed within one year of purchase and an annual 12b-1 fee of 1.00%.

(b)

The Russell 1000® Value Index and the S&P 500® Index are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than are found in the Fund’s portfolio. Index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in an index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(c)	The expense ratios are from the Fund’s prospectus dated April 30, 2017. Additional information pertaining to the Fund’s expense ratios as of June 30, 2017 can be found in the financial highlights.

The Fund is distributed by Unified Financial Securities, LLC, member FINRA/SIPC.

INVESTMENT RESULTS – (Unaudited) (continued)

Average Annual Total Returns*

(for the periods ended June 30, 2017)

	Crawford Dividend Opportunity Fund
	Class I	Class C (a)	Class C (CDSC Adjusted) (a)	Russell 2000® Index (b)
Six Months	3.76%	3.24%	2.24%	4.99%
One Year	21.95%	20.75%	20.75%	24.60%
Since Inception (9/26/12)	14.59%	N/A	N/A	13.32%
Since Inception (4/29/15)	N/A	8.74%	8.74%	7.58%

	Expense Ratios (c)
	Class I	Class C
Gross	1.33%	2.33%
With applicable waivers	1.05%	2.05%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-800-431-1716.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus and summary prospectus contain this and other important information about the Fund and may be obtained by calling the same number as above. Please read it carefully before investing.

*	The average annual total returns set forth above include all waivers of fees for various periods since inception. Without such fee waivers, the total returns would have been lower. Total returns shown assume reinvestment of all capital gains and dividend distributions and reflect any changes in price per share. Total returns for periods less than one year are not annualized.

(a)	Class C shares are sold with no initial sales charge, but are subject to a Contingent Deferred Sales Charge (CDSC) of 1.00% if redeemed within one year of purchase and an annual 12b-1 fee of 1.00%.

(b)

The Russell 2000® Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than are found in the Fund’s portfolio. Index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in an index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(c)	The expense ratios are from the Fund’s prospectus dated April 30, 2017. Additional information pertaining to the Fund’s expense ratios as of June 30, 2017 can be found in the financial highlights.

The Fund is distributed by Unified Financial Securities, LLC, member FINRA/SIPC.

INVESTMENT RESULTS – (Unaudited) (continued)

Average Annual Total Returns*

(for the periods ended June 30, 2017)

	Crawford Dividend Yield Fund
	Class I	Russell 1000® Value Index (a)
Six Months	2.62%	4.66%
One Year	6.74%	15.53%
Since Inception (11/14/14)	5.32%	7.18%

	Expense Ratios (b)
	Class I
Gross	3.37%
With applicable waivers	1.01%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-800-431-1716.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus and summary prospectus contain this and other important information about the Fund and may be obtained by calling the same number as above. Please read it carefully before investing.

*	The average annual total returns set forth above include all waivers of fees for various periods since inception. Without such fee waivers, the total returns would have been lower. Total returns shown assume reinvestment of all capital gains and dividend distributions and reflect any changes in price per share. Total returns for periods less than one year are not annualized.

**	Class C Shares of the Fund ceased operations on April 30, 2017.

(a)

The Russell 1000® Value Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than are found in the Fund’s portfolio. Index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in an index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(b)	The expense ratios are from the Fund’s prospectus dated April 30, 2017. Additional information pertaining to the Fund’s expense ratios as of June 30, 2017 can be found in the financial highlights.

The Fund is distributed by Unified Financial Securities, LLC, member FINRA/SIPC.

FUND HOLDINGS – (Unaudited)

[1]	As a percentage of net assets.
[2]	Common Stock.

The investment objective of the Crawford Dividend Growth Fund is total return. Total return is comprised of both capital appreciation and income. Under normal circumstances, the Crawford Dividend Growth Fund will invest at least 80% of its assets in securities of companies that pay regular dividends. This investment policy may not be changed without at least 60 days prior written notice to shareholders.

FUND HOLDINGS – (Unaudited) (continued)

[1]	As a percentage of net assets.
[2]	Common Stock.

The investment objective of the Crawford Dividend Opportunity Fund is to provide attractive long-term total return with below market risk as measured by standard deviation in comparison with the Russell 2000® Index. Total return is comprised of both capital appreciation and income.

FUND HOLDINGS – (Unaudited) (continued)

[1]	As a percentage of net assets.
[2]	Common Stock.

The investment objective of the Crawford Dividend Yield Fund is to provide attractive long-term total return with above average dividend yield, in comparison with the Russell 1000® Value Index. Total return is comprised of both capital appreciation and income.

AVAILABILITY OF PORTFOLIO SCHEDULE – (Unaudited)

The Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

CRAWFORD DIVIDEND GROWTH FUND

SCHEDULE OF INVESTMENTS

June 30, 2017 (Unaudited)

COMMON STOCKS – 98.08%	Shares	Fair Value
Consumer Discretionary – 10.12%
Gentex Corp.	35,650	$676,281
Genuine Parts Co.	12,040	1,116,830
Home Depot, Inc./The	2,000	306,800
Omnicom Group, Inc.	19,910	1,650,539

		3,750,450

Consumer Staples – 7.86%
CVS Health Corp.	9,000	724,140
Philip Morris International, Inc.	6,000	704,700
Procter & Gamble Co./The	17,050	1,485,908

		2,914,748

Energy – 7.09%
Chevron Corp.	8,810	919,147
Exxon Mobil Corp.	13,240	1,068,865
Royal Dutch Shell PLC ADR	12,000	638,280

		2,626,292

Financials – 21.52%
American Express Co.	15,000	1,263,600
BlackRock, Inc.	2,500	1,056,025
Chubb Ltd.	5,740	834,481
M&T Bank Corp.	7,000	1,133,650
MetLife, Inc.	10,000	549,400
Northern Trust Corp.	9,820	954,602
People’s United Financial, Inc.	25,000	441,500
S&P Global, Inc.	2,500	364,975
Willis Towers Watson PLC	9,478	1,378,670

		7,976,903

Health Care – 16.04%
Cardinal Health, Inc.	8,500	662,320
Johnson & Johnson	14,200	1,878,518
Medtronic PLC	12,000	1,065,000
Merck & Co., Inc.	29,670	1,901,550
Stryker Corp.	3,150	437,157

		5,944,545

Industrials – 11.05%
Honeywell International, Inc.	10,000	1,332,900
United Parcel Service, Inc., Class B	15,630	1,728,522
United Technologies Corp.	3,000	366,330
W.W. Grainger, Inc.	3,690	666,156

		4,093,908

See accompanying notes which are an integral part of these financial statements.

CRAWFORD DIVIDEND GROWTH FUND

SCHEDULE OF INVESTMENTS – (continued)

June 30, 2017 (Unaudited)

COMMON STOCKS – 98.08% – continued	Shares	Fair Value
Information Technology – 19.61%
Accenture PLC, Class A	11,000	$1,360,480
Broadridge Financial Solutions, Inc.	5,500	415,580
Microsoft Corp.	28,620	1,972,777
Paychex, Inc.	15,250	868,335
SAP SE ADR	10,500	1,099,035
Texas Instruments, Inc.	20,150	1,550,140

		7,266,347

Real Estate – 1.40%
Tanger Factory Outlet Centers, Inc.	20,000	519,600

Telecommunication Services – 2.49%
AT&T, Inc.	24,480	923,630

Utilities – 0.90%
Southern Co./The	7,000	335,160

Total Common Stocks (Cost $24,374,596)		36,351,583

Money Market Securities – 2.08%
Federated Treasury Obligations Fund, Institutional Shares, 0.83% (a)	771,205	771,205

Total Money Market Securities (Cost $771,205)		771,205

Total Investments – 100.16% (Cost $25,145,801)		37,122,788

Liabilities in Excess of Other Assets – (0.16)%		(58,424)

NET ASSETS – 100.00%		$37,064,364

(a)	Rate disclosed is the seven day effective yield as of June 30, 2017.
ADR	– American Depositary Receipt

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

See accompanying notes which are an integral part of these financial statements.

CRAWFORD DIVIDEND OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2017 (Unaudited)

COMMON STOCKS – 97.10%	Shares	Fair Value
Consumer Discretionary – 12.39%
Choice Hotels International, Inc.	48,800	$3,135,400
Cracker Barrel Old Country Store, Inc.	18,902	3,161,359
Gentex Corp.	41,360	784,599
John Wiley & Sons, Inc., Class A	60,100	3,170,275
Monro Muffler Brake, Inc.	56,700	2,367,225
Tupperware Brands Corp.	42,430	2,979,859
Wolverine World Wide, Inc.	122,400	3,428,424

		19,027,141

Consumer Staples – 8.44%
Casey’s General Stores, Inc.	14,360	1,538,100
Flowers Foods, Inc.	129,700	2,245,107
Nu Skin Enterprises, Inc., Class A	47,204	2,966,299
Orchids Paper Products Co.	157,480	2,039,366
PriceSmart, Inc.	36,419	3,190,304
Universal Corp.	15,289	989,198

		12,968,374

Energy – 2.21%
HollyFrontier Corp.	60,000	1,648,200
SM Energy Co.	105,913	1,750,742

		3,398,942

Financials – 19.70%
BancFirst Corp.	29,831	2,881,675
Brown & Brown, Inc.	45,260	1,949,348
Bryn Mawr Bank Corp.	73,516	3,124,430
Community Bank System, Inc.	20,423	1,139,002
Federated Investors, Inc., Class B	55,700	1,573,525
First of Long Island Corp./The	113,935	3,258,541
Greenhill & Co., Inc.	69,107	1,389,051
Lazard Ltd., Class A	66,523	3,082,011
Old Republic International Corp.	141,400	2,761,542
South State Corp.	35,590	3,050,063
Sterling Bancorp	135,820	3,157,815
Trico Bancshares	82,027	2,883,249

		30,250,252

Health Care – 14.53%
Atrion Corp.	5,205	3,348,376
Computer Programs & Systems, Inc.	65,187	2,138,134
Landauer, Inc.	58,745	3,072,363
PerkinElmer, Inc.	43,680	2,976,355
Psychemedics Corp.	165,903	4,139,280

See accompanying notes which are an integral part of these financial statements.

CRAWFORD DIVIDEND OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS – (continued)

June 30, 2017 (Unaudited)

COMMON STOCKS – 97.10% – continued	Shares	Fair Value
Health Care – 14.53% – continued
Simulations Plus, Inc.	295,075	$3,644,176
US Physical Therapy, Inc.	49,687	3,001,095

		22,319,779

Industrials – 14.37%
Dun & Bradstreet Corp./The	14,710	1,590,887
ESCO Technologies, Inc.	56,911	3,394,741
Hexcel Corp.	59,620	3,147,340
Kaman Corp.	35,900	1,790,333
Landstar System, Inc.	37,818	3,237,221
Valmont Industries, Inc.	16,440	2,459,424
Watsco, Inc.	22,020	3,395,484
Woodward, Inc.	45,130	3,049,885

		22,065,315

Information Technology – 14.68%
Avnet, Inc.	16,100	625,968
Brooks Automation, Inc.	68,152	1,478,217
Cass Information Systems, Inc.	46,488	3,051,472
FLIR Systems, Inc.	64,502	2,235,639
Littelfuse, Inc.	12,690	2,093,850
Mesa Laboratories, Inc.	15,976	2,289,521
Methode Electronics, Inc.	36,893	1,519,992
MTS Systems Corp.	49,770	2,578,086
National Instruments Corp.	58,547	2,354,760
Power Integrations, Inc.	43,930	3,202,497
TESSCO Technologies, Inc.	84,361	1,122,001

		22,552,003

Materials – 3.25%
Compass Minerals International, Inc.	40,105	2,618,857
HB Fuller Co.	46,310	2,366,904

		4,985,761

Real Estate – 6.80%
Agree Realty Corp.	29,900	1,371,513
CatchMark Timber Trust, Inc., Class A	154,339	1,754,834
CoreSite Realty Corp.	20,226	2,093,998
EPR Properties	38,344	2,755,783
Tanger Factory Outlet Centers, Inc.	95,100	2,470,698

		10,446,826

See accompanying notes which are an integral part of these financial statements.

CRAWFORD DIVIDEND OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS – (continued)

June 30, 2017 (Unaudited)

COMMON STOCKS – 97.10% – continued	Shares	Fair Value
Utilities – 0.73%
South Jersey Industries, Inc.	32,803	$1,120,879

Total Common Stocks (Cost $124,253,068)		149,135,272

Money Market Securities – 3.19%
Federated Treasury Obligations Fund, Institutional Shares 0.83% (a)	4,893,626	4,893,626

Total Money Market Securites (Cost $4,893,626)		4,893,626

Total Investments – 100.29% (Cost $129,146,694)		154,028,898

Liabilities in Excess of Other Assets – (0.29)%		(442,145)

NET ASSETS – 100.00%		$153,586,753

(a)	Rate disclosed is the seven day effective yield as of June 30, 2017.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

See accompanying notes which are an integral part of these financial statements.

CRAWFORD DIVIDEND YIELD FUND

SCHEDULE OF INVESTMENTS

June 30, 2017 (Unaudited)

COMMON STOCKS – 98.50%	Shares	Fair Value
Consumer Discretionary – 9.23%
Cracker Barrel Old Country Store, Inc.	830	$138,818
Genuine Parts Co.	2,970	275,497
Mattel, Inc.	13,350	287,425
Omnicom Group, Inc.	3,220	266,938
Tupperware Brands Corp.	3,730	261,958

		1,230,636

Consumer Staples – 17.09%
Altria Group, Inc.	3,700	275,539
Coca-Cola Co./The	8,930	400,510
CVS Health Corp.	3,510	282,415
Flowers Foods, Inc.	15,360	265,882
General Mills, Inc.	7,070	391,678
Philip Morris International, Inc.	3,330	391,108
Procter & Gamble Co./The	3,100	270,165

		2,277,297

Energy – 11.61%
Chevron Corp.	3,690	384,978
Exxon Mobil Corp.	4,890	394,770
HollyFrontier Corp.	5,130	140,921
Royal Dutch Shell PLC ADR	5,000	265,950
Total SA ADR	7,260	360,023

		1,546,642

Financials – 16.86%
BlackRock, Inc.	640	270,342
Greenhill & Co., Inc.	9,060	182,106
Mercury General Corp.	4,890	264,060
MetLife, Inc.	5,310	291,731
New York Community Bancorp, Inc.	20,640	271,003
Old Republic International Corp.	13,670	266,975
People’s United Financial, Inc.	23,860	421,368
Wells Fargo & Co.	5,050	279,820

		2,247,405

Health Care – 13.51%
AstraZeneca PLC ADR	7,820	266,584
Cardinal Health, Inc.	3,600	280,512
GlaxoSmithKline PLC ADR	9,740	419,989
Johnson & Johnson	1,120	148,165
Merck & Co., Inc.	6,260	401,203
Pfizer, Inc.	8,450	283,835

		1,800,288

See accompanying notes which are an integral part of these financial statements.

CRAWFORD DIVIDEND YIELD FUND

SCHEDULE OF INVESTMENTS – (continued)

June 30, 2017 (Unaudited)

COMMON STOCKS – 98.50% – continued	Shares	Fair Value
Industrials – 7.43%
United Parcel Service, Inc., Class B	3,840	$424,666
United Technologies Corp.	2,230	272,305
Watsco, Inc.	1,900	292,980

		989,951

Information Technology – 4.79%
Cisco Systems, Inc.	4,260	133,338
Microsoft Corp.	3,750	258,488
Texas Instruments, Inc.	3,200	246,176

		638,002

Real Estate – 7.10%
CoreSite Realty Corp.	1,190	123,201
EPR Properties	3,740	268,794
HCP, Inc.	8,760	279,970
Tanger Factory Outlet Centers, Inc.	10,580	274,868

		946,833

Telecommunication Services – 8.01%
AT&T, Inc.	10,540	397,674
Verizon Communications, Inc.	5,950	265,727
Vodafone Group PLC ADR	14,070	404,231

		1,067,632

Utilities – 2.87%
Southern Co./The	8,000	383,040

Total Common Stocks (Cost $12,395,125)		13,127,726

Money Market Securities – 1.40%
Federated Treasury Obligations Fund, Institutional Shares, 0.83% (a)	186,553	186,553

Total Money Market Securities (Cost $186,553)		186,553

Total Investments – 99.90% (Cost $12,581,678)		13,314,279

Other Assets in Excess of Liabilities – 0.10%		12,821

NET ASSETS – 100.00%		$13,327,100

(a)	Rate disclosed is the seven day effective yield as of June 30, 2017.

ADR – American Depositary Receipt

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

See accompanying notes which are an integral part of these financial statements.

CRAWFORD FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

	Crawford Dividend Growth Fund	Crawford Dividend Opportunity Fund	Crawford Dividend Yield Fund
Assets
Investments, at value (Cost $25,145,801, $129,146,694, and $12,581,678)	$37,122,788	$154,028,898	$13,314,279
Cash	99,185	303,967	30,552
Receivable for fund shares sold	250	50,440	100
Receivable for investments sold	–	20,518	–
Dividends receivable	59,481	198,905	44,551
Receivable from Adviser	–	–	537
Prepaid expenses	19,903	15,837	6,321

Total Assets	37,301,607	154,618,565	13,396,340

Liabilities
Payable for fund shares redeemed	31,963	158,110	4,660
Payable for investments purchased	–	361,580	–
Payable for distributions to shareholders	150,827	358,764	42,061
Payable to Adviser	12,753	102,169	–
12b-1 fees accrued – Class C	13,370	269	1
Payable to Administrator	7,958	16,145	4,513
Payable to trustees	2,667	2,667	2,667
Other accrued expenses	17,705	32,108	15,338

Total Liabilities	237,243	1,031,812	69,240

Net Assets	$37,064,364	$153,586,753	$13,327,100

Net Assets consist of:
Paid-in capital	$23,348,230	$121,562,813	$12,653,368
Accumulated undistributed net investment income	16,041	211,073	27,127
Accumulated undistributed net realized gain (loss) from investments	1,723,106	6,930,663	(85,996)
Net unrealized appreciation on investments	11,976,987	24,882,204	732,601

Net Assets	$37,064,364	$153,586,753	$13,327,100

Class I:

Net Assets	$31,795,168	$153,436,159	$13,327,100

Shares outstanding (unlimited number of shares authorized, no par value)	3,060,722	3,780,035	503,591

Net asset value (“NAV”) and offering price per share	$10.39	$40.59	$26.46

Class C:

Net Assets	$5,269,196	$150,594

Shares outstanding (unlimited number of shares authorized, no par value)	511,306	3,723

Net asset value (“NAV”) and offering price per share (a)	$10.31	$40.45

(a)	A contingent deferred sales charge (“CDSC”) of 1.00% may be charged on shares held less than 12 months.

See accompanying notes which are an integral part of these financial statements.

CRAWFORD FUNDS

STATEMENTS OF OPERATIONS

For the six months ended June 30, 2017 (Unaudited)

	Crawford Dividend Growth Fund	Crawford Dividend Opportunity Fund	Crawford Dividend Yield Fund
Investment Income
Dividend Income	$471,245	$1,685,641	$274,546
Foreign dividend taxes withheld	(5,807)	–	(5,370)

Total investment income	465,438	1,685,641	269,176

Expenses
Investment Advisor	91,689	732,629	64,614
12b-1 – Class C	27,077	502	3
Administration	19,646	58,015	16,793
Fund accounting	13,634	33,364	12,225
Transfer agent	15,314	12,041	10,574
Legal	7,314	7,315	7,024
Registration	11,885	8,684	7,120
Custodian	2,514	15,128	3,593
Audit	9,363	9,363	9,364
Trustee	5,944	5,944	5,944
Insurance expense	1,903	5,008	1,077
Pricing	1,068	1,913	1,358
Report printing expense	4,699	9,265	2,996
CCO expense	3,777	3,777	3,777
Miscellaneous	8,730	9,441	8,333

Total Expenses	224,557	912,389	154,795

Fees reduced and reimbursed by Adviser	(17,592)	(142,480)	(72,599)

Fees reduced by Administrator	–	–	(17,544)

Net operating expenses	206,965	769,909	64,652

Net investment income	258,473	915,732	204,524

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on investment securities transactions	1,213,472	5,784,262	47,098
Net change in unrealized appreciation (depreciation) of investment securities	211,086	(1,246,971)	76,308

Net realized and unrealized gain on investments	1,424,558	4,537,291	123,406

Net increase in net assets resulting from operations	$1,683,031	$5,453,023	$327,930

See accompanying notes which are an integral part of these financial statements.

CRAWFORD FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Crawford Dividend Growth Fund
	For the Six Months Ended June 30, 2017	For the Year Ended December 31, 2016
	(Unaudited)
Increase (Decrease) in Net Assets due to: Operations
Net investment income	$258,473	$498,492
Net realized gain on investment securities transactions	1,213,472	3,092,800
Net change in unrealized appreciation (depreciation) of investment securities	211,086	1,773,606

Net increase in net assets resulting from operations	1,683,031	5,364,898

Distributions
From net investment income – Class I	(251,448)	(468,805)
From net investment income – Class C	(15,101)	(29,826)
From net realized gains – Class I	–	(3,522,633)
From net realized gains – Class C	–	(613,491)

Total distributions	(266,549)	(4,634,755)

Capital Transactions – Class I
Proceeds from shares sold	3,637,891	4,934,844
Reinvestment of distributions	162,470	2,554,999
Amount paid for shares redeemed	(3,036,226)	(9,065,784)

Total Class I	764,135	(1,575,941)

Capital Transactions – Class C
Proceeds from shares sold	4,912	37,493
Reinvestment of distributions	14,446	612,915
Amount paid for shares redeemed	(467,141)	(1,825,479)

Total Class C	(447,783)	(1,175,071)

Net increase (decrease) in net assets resulting from capital transactions	316,352	(2,751,012)

Total Increase (Decrease) in Net Assets	1,732,834	(2,020,869)

Net Assets
Beginning of period	35,331,530	37,352,399

End of period	$37,064,364	$35,331,530

Accumulated undistributed net investment income included in net assets at end of period	$16,041	$24,117

See accompanying notes which are an integral part of these financial statements.

CRAWFORD FUNDS

STATEMENTS OF CHANGES IN NET ASSETS – (continued)

	Crawford Dividend Growth Fund
	For the Six Months Ended June 30, 2017	For the Year Ended December 31, 2016
	(Unaudited)

Share Transactions – Class I
Shares sold	354,903	469,927
Shares issued in reinvestment of distributions	15,712	253,891
Shares redeemed	(296,276)	(870,310)

Total Class I	74,339	(146,492)

Share Transactions – Class C
Shares sold	481	3,611
Shares issued in reinvestment of distributions	1,406	61,550
Shares redeemed	(45,957)	(176,200)

Total Class C	(44,070)	(111,039)

Net increase (decrease) in shares outstanding	30,269	(257,531)

See accompanying notes which are an integral part of these financial statements.

CRAWFORD FUNDS

STATEMENTS OF CHANGES IN NET ASSETS – (continued)

	Crawford Dividend Opportunity Fund
	For the Six Months Ended June 30, 2017	For the Year Ended December 31, 2016
	(Unaudited)
Increase (Decrease) in Net Assets due to: Operations
Net investment income	$915,732	$1,695,908
Net realized gain on investment securities transactions	5,784,262	2,280,779
Net change in unrealized appreciation (depreciation) of investment securities	(1,246,971)	23,343,052

Net increase in net assets resulting from operations	5,453,023	27,319,739

Distributions
From net investment income – Class I	(771,778)	(1,645,249)
From net investment income – Class C	(130)	(483)
From net realized gains – Class I	–	(365,234)
From net realized gains – Class C	–	(238)

Total distributions	(771,908)	(2,011,204)

Capital Transactions – Class I
Proceeds from shares sold	9,477,542	28,220,583
Reinvestment of distributions	656,986	1,728,999
Amount paid for shares redeemed	(2,473,940)	(3,226,397)

Total Class I	7,660,588	26,723,185

Capital Transactions – Class C
Proceeds from shares sold	55,000	76,007
Reinvestment of distributions	124	712
Amount paid for shares redeemed	–	(56,188)

Total Class C	55,124	20,531

Net increase (decrease) in net assets resulting from capital transactions	7,715,712	26,743,716

Total Increase (Decrease) in Net Assets	12,396,827	52,052,251

Net Assets
Beginning of period	141,189,926	89,137,675

End of period	$153,586,753	$141,189,926

Accumulated undistributed net investment income included in net assets at end of period	$211,073	$67,249

See accompanying notes which are an integral part of these financial statements.

CRAWFORD FUNDS

STATEMENTS OF CHANGES IN NET ASSETS – (continued)

	Crawford Dividend Opportunity Fund
	For the Six Months Ended June 30, 2017	For the Year Ended December 31, 2016
	(Unaudited)

Share Transactions – Class I
Shares sold	237,131	805,306
Shares issued in reinvestment of distributions	16,306	47,960
Shares redeemed	(61,656)	(92,143)

Total Class I	191,781	761,123

Share Transactions – Class C
Shares sold	1,377	1,911
Shares issued in reinvestment of distributions	3	19
Shares redeemed	–	(1,596)

Total Class C	1,380	334

Net increase (decrease) in shares outstanding	193,161	761,457

See accompanying notes which are an integral part of these financial statements.

CRAWFORD FUNDS

STATEMENTS OF CHANGES IN NET ASSETS – (continued)

	Crawford Dividend Yield Fund(a)
	For the Six Months Ended June 30, 2017	For the Year Ended December 31, 2016
	(Unaudited)
Increase (Decrease) in Net Assets due to: Operations
Net investment income	$204,524	$254,123
Net realized gain on investment securities transactions	47,098	13,445
Net change in unrealized appreciation (depreciation) of investment securities	76,308	806,312

Net increase in net assets resulting from operations	327,930	1,073,880

Distributions
From net investment income – Class I	(189,623)	(250,797)
From net investment income – Class C	(6)	(22)
From net realized gains – Class I	–	–
From net realized gains – Class C	–	–

Total distributions	(189,629)	(250,819)

Capital Transactions – Class I
Proceeds from shares sold	1,278,577	5,974,976
Reinvestment of distributions	133,743	179,305
Amount paid for shares redeemed	(320,882)	(692,098)

Total Class I	1,091,438	5,462,183

Capital Transactions – Class C
Proceeds from shares sold	–	–
Reinvestment of distributions	–	–
Amount paid for shares redeemed	(1,138)	–

Total Class C	(1,138)	–

Net increase (decrease) in net assets resulting from capital transactions	1,090,300	5,462,183

Total Increase (Decrease) in Net Assets	1,228,601	6,285,244

Net Assets
Beginning of period	12,098,499	5,813,255

End of period	$13,327,100	$12,098,499

Accumulated undistributed net investment income included in net assets at end of period	$27,127	$12,232

See accompanying notes which are an integral part of these financial statements.

CRAWFORD FUNDS

STATEMENTS OF CHANGES IN NET ASSETS – (continued)

	Crawford Dividend Yield Fund(a)
	For the Six Months Ended June 30, 2017	For the Year Ended December 31, 2016
	(Unaudited)

Share Transactions – Class I
Shares sold	48,126	236,957
Shares issued in reinvestment of distributions	5,041	7,138
Shares redeemed	(12,011)	(27,851)

Total Class I	41,156	216,244

Share Transactions – Class C
Shares sold	–	–
Shares issued in reinvestment of distributions	–	–
Shares redeemed	(43)	–

Total Class C	(43)	–

Net increase (decrease) in shares outstanding	41,112	216,244

(a)	Class C Shares of the Fund ceased operations on April 30, 2017.

See accompanying notes which are an integral part of these financial statements.

CRAWFORD DIVIDEND GROWTH FUND – CLASS I

FINANCIAL HIGHLIGHTS

(For a share outstanding during each period)

	For the Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Selected Per Share Data
Net asset value, beginning of period	$9.99		$9.84	$12.68	$12.29	$10.59	$10.45

Investment operations:
Net investment income	0.08		0.16	0.27	0.23	0.19	0.23
Net realized and unrealized gain (loss)	0.40		1.39	(1.15)	0.74	2.65	0.94

Total from investment operations	0.48		1.55	(0.88)	0.97	2.84	1.17

Less distributions to shareholders:
From net investment income	(0.08)		(0.16)	(0.26)	(0.22)	(0.21)	(0.22)
From net realized gain	–		(1.24)	(1.70)	(0.36)	(0.93)	(0.81)

Total distributions	(0.08)		(1.40)	(1.96)	(0.58)	(1.14)	(1.03)

Net asset value, end of period	$10.39		$9.99	$9.84	$12.68	$12.29	$10.59

Total Return (a)	4.82	%(b)	15.76%	-6.86%	8.11%	27.26%	11.25%
Ratios and Supplemental Data
Net assets, end of period (000)	$31,795		$29,829	$30,839	$96,860	$84,418	$61,509
Ratio of net expenses to average net assets	0.98	%(c)	0.98%	0.92%	0.96%	0.98%	0.98%
Ratio of gross expenses to average net assets before waiver or recoupment	1.08	%(c)	1.19%	0.92%	0.84%	0.89%	0.91%
Ratio of net investment income to average net assets	1.56	%(c)	1.51%	1.97%	1.82%	1.65%	1.95%
Portfolio turnover rate	15	%(b)	13%	24%	25%	34%	42%

(a)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(b)	Not annualized.
(c)	Annualized.

See accompanying notes which are an integral part of these financial statements.

CRAWFORD DIVIDEND GROWTH FUND – CLASS C

FINANCIAL HIGHLIGHTS – (continued)

(For a share outstanding during each period)

	For the Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Selected Per Share Data
Net asset value, beginning of period	$9.91		$9.77	$12.60	$12.23	$10.54	$10.41

Investment operations:
Net investment income	0.03		0.06	0.12	0.10	0.08	0.11
Net realized and unrealized gain (loss)	0.40		1.37	(1.10)	0.73	2.63	0.94

Total from investment operations	0.43		1.43	(0.98)	0.83	2.71	1.05

Less distributions to shareholders:
From net investment income	(0.03)		(0.05)	(0.15)	(0.10)	(0.09)	(0.11)
From net realized gain	–		(1.24)	(1.70)	(0.36)	(0.93)	(0.81)

Total distributions	(0.03)		(1.29)	(1.85)	(0.46)	(1.02)	(0.92)

Net asset value, end of period	$10.31		$9.91	$9.77	$12.60	$12.23	$10.54

Total Return (a)	4.33	%(b)	14.61%	-7.75%	6.96%	26.05%	10.09%
Ratios and Supplemental Data
Net assets, end of period (000)	$5,269		$5,503	$6,514	$8,578	$8,939	$7,054
Ratio of net expenses to average net assets	1.98	%(c)	1.98%	1.92%	1.96%	1.98%	1.98%
Ratio of gross expenses to average net assets before waiver or recoupment	2.08	%(c)	2.19%	1.92%	1.84%	1.89%	1.91%
Ratio of net investment income to average net assets	0.56	%(c)	0.51%	0.98%	0.81%	0.64%	0.99%
Portfolio turnover rate	15	%(b)	13%	24%	25%	34%	42%

(a)	Total return in the above table represents the rate that a shareholder would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. The returns stated do not include effect of the CDSC fee.
(b)	Not annualized.
(c)	Annualized.

See accompanying notes which are an integral part of these financial statements.

CRAWFORD DIVIDEND OPPORTUNITY FUND – CLASS I

FINANCIAL HIGHLIGHTS – (continued)

(For a share outstanding during each period)

	For the Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	For the Period Ended December 31, 2012(a)
Selected Per Share Data
Net asset value, beginning of period	$39.32		$31.51	$34.65	$33.70	$25.39	$25.00

Investment operations:
Net investment income	0.25		0.52	0.54	0.40	0.33	0.20	(b)
Net realized and unrealized gain (loss)	1.23		7.90	(1.33)	1.57	9.12	0.28

Total from investment operations	1.48		8.42	(0.79)	1.97	9.45	0.48

Less distributions to shareholders:
From net investment income	(0.21)		(0.51)	(0.45)	(0.33)	(0.29)	(0.09)
From net realized gain	–		(0.10)	(1.90)	(0.69)	(0.85)	–

Total distributions	(0.21)		(0.61)	(2.35)	(1.02)	(1.14)	(0.09)

Net asset value, end of period	$40.59		$39.32	$31.51	$34.65	$33.70	$25.39

Total Return (c)	3.76	%(d)	26.95%	-2.30%	5.99%	37.53%	1.91	%(d)
Ratios and Supplemental Data
Net assets, end of period (000)	$153,436		$141,098	$89,074	$81,487	$59,577	$8,746
Ratio of net expenses to average net assets	1.05	%(e)	1.05%	1.03%	1.00%	1.00%	1.00	%(e)
Ratio of gross expenses to average net assets before waiver or recoupment by Advisor	1.24	%(e)	1.33%	1.35%	1.36%	1.66%	6.90	%(e)
Ratio of net investment income to average net assets	1.25	%(e)	1.61%	1.65%	1.39%	1.30%	3.04	%(e)
Portfolio turnover rate	20	%(d)	31%	37%	24%	34%	6	%(d)

(a)	For the period September 26, 2012 (commencement of operations) to December 31, 2012.
(b)	Per share amounts calculated using average shares method.
(c)	Total return in the above table represents the rate that the shareholder would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	Annualized.

See accompanying notes which are an integral part of these financial statements.

CRAWFORD DIVIDEND OPPORTUNITY FUND – CLASS C

FINANCIAL HIGHLIGHTS – (continued)

(For a share outstanding during each period)

	For the Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016	For the Period Ended December 31, 2015(a)
Selected Per Share Data
Net asset value, beginning of period	$39.22		$31.48	$36.23

Investment operations:
Net investment income	0.04		0.14	0.13
Net realized and unrealized gain (loss)	1.23		7.93	(2.87)

Total from investment operations	1.27		8.07	(2.74)

Less distributions to shareholders:
From net investment income	(0.04)		(0.23)	(0.11)
From net realized gain	–		(0.10)	(1.90)

Total distributions	(0.04)		(0.33)	(2.01)

Net asset value, end of period	$40.45		$39.22	$31.48

Total Return (b)	3.24	%(c)	25.69%	-7.57	%(c)
Ratios and Supplemental Data
Net assets, end of period (000)	$151		$92	$65
Ratio of net expenses to average net assets	2.05	%(d)	2.05%	2.05	%(d)
Ratio of gross expenses to average net assets before waiver or recoupment by Advisor	2.24	%(d)	2.33%	2.35	%(d)
Ratio of net investment income to average net assets	0.27	%(d)	0.61%	0.57	%(d)
Portfolio turnover rate	20	%(c)	31%	37	%(c)

(a)	For the period April 29, 2015 (commencement of operations) to December 31, 2015.
(b)	Total return in the above table represents the rate that the shareholder would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. The returns stated do not include effect of the CDSC fee.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

CRAWFORD DIVIDEND YIELD FUND – CLASS I

FINANCIAL HIGHLIGHTS – (continued)

(For a share outstanding during each period)

	For the Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016	Year Ended December 31, 2015	For the Period Ended December 31, 2014(a)
Selected Per Share Data
Net asset value, beginning of period	$26.16		$23.61	$24.99	$25.00

Investment operations:
Net investment income	0.41		0.72	0.76	0.12
Net realized and unrealized gain (loss)	0.27		2.54	(1.35)	(0.02	)(b)

Total from investment operations	0.68		3.26	(0.59)	0.10

Less distributions to shareholders:
From net investment income	(0.38)		(0.71)	(0.79)	(0.11)

Total distributions	(0.38)		(0.71)	(0.79)	(0.11)

Net asset value, end of period	$26.46		$26.16	$23.61	$24.99

Total Return (c)	2.62	%(d)	14.01%	-2.43%	0.38	%(d)
Ratios and Supplemental Data
Net assets, end of period (000)	$13,327		$12,097	$5,812	$3,715
Ratio of net expenses to average net assets	1.00	%(e)	1.00%	1.00%	1.00	%(e)
Ratio of gross expenses to average net assets before waiver or recoupment by Advisor	2.12	%(e)	3.36%	5.30%	11.61	%(e)
Ratio of net investment income to average net assets	3.16	%(e)	2.92%	3.24%	3.91	%(e)
Portfolio turnover rate	14	%(d)	43%	36%	9	%(d)

(a)	For the period November 14, 2014 (commencement of operations) to December 31, 2014.
(b)	The amount shown for a share outstanding throughout the period does not accord with the aggregate gains and losses in the portfolio securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(c)	Total return in the above table represents the rate that the shareholder would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	Annualized.

See accompanying notes which are an integral part of these financial statements.

CRAWFORD FUNDS

NOTES TO THE FINANCIAL STATEMENTS

June 30, 2017 (Unaudited)

NOTE 1. ORGANIZATION

Crawford Dividend Growth Fund (“Dividend Growth Fund”), Crawford Dividend Opportunity Fund (“Dividend Opportunity Fund”) and Crawford Dividend Yield Fund (“Dividend Yield Fund”) (each a “Fund” and collectively, the “Funds”) are each a diversified series of Unified Series Trust (the “Trust”). The Dividend Growth Fund was organized on December 7, 2003. The Dividend Opportunity Fund was organized on June 21, 2012. The Dividend Yield Fund was organized on May 19, 2014. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Funds are series of funds currently authorized by the Board of Trustees (the “Board”). The investment advisor to the Funds is Crawford Investment Counsel, Inc. (the “Advisor”). The investment objective of the Dividend Growth Fund is to provide total return. The investment objective of the Dividend Opportunity Fund is to provide attractive long-term total return with below market risk as measured by standard deviation in comparison with the Russell 2000® Index. The investment objective of the Dividend Yield Fund is to provide attractive long-term total return with above average dividend yield, in comparison with the Russell 1000® Value Index. Total return is comprised of both capital appreciation and income.

The Dividend Growth Fund and Dividend Opportunity Fund each currently offer two classes of shares: Class C and Class I. Dividend Growth Fund Class I shares were first offered to the public on January 5, 2004; and Dividend Growth Fund Class C shares were first offered to the public on January 27, 2004. Dividend Opportunity Fund Class I shares were first offered to the public on September 26, 2012; and Dividend Opportunity Fund Class C shares were first offered to the public on April 29, 2015. Dividend Yield Fund Class I shares were first offered to the public on November 14, 2014; and Dividend Yield Fund Class C shares were first offered to the public on April 29, 2015 and ceased operation on April 30, 2017. On matters that affect the Funds as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or on matters expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. Each share represents an equal proportionate interest in the assets and liabilities belonging to the Funds and is entitled to such dividends and distributions out of income belonging to the Funds as are declared by the Board.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with the Generally Accepted Accounting Principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

CRAWFORD FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

June 30, 2017 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

Foreign Currency Translation – The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments.

Federal Income Taxes – The Funds make no provision for federal income or excise tax. The Funds have qualified and intend to qualify each year as regulated investment companies (“RICs”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of their taxable income. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense.

The Funds recognize tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

Allocations – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds by or under the direction of the Board in such a manner as the Board determine to be fair and equitable. Expenses attributable to any class are borne by that class. Income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated to each class based on the net assets of that class in relation to the relative net assets of the Funds.

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – Each Fund intends to distribute substantially all of its net investment income, its net realized long term capital gains and its net realized short term capital gains, if any, at least annually. The Dividend Yield Fund typically distributes net investment income monthly and any realized net capital gains annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. Where such differences are permanent in nature; they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Funds.

CRAWFORD FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

June 30, 2017 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

Contingent Deferred Sales Charges – With respect to Funds’ Class C Shares, there is no initial sales charge on purchases. However, a contingent deferred sales charge (“CDSC”) of 1.00%, based on the lower of the shares’ cost or current net asset value (“NAV”), will be imposed on such purchases if the shares are redeemed within 12 months of purchase. Any shares acquired by reinvestment of distributions will be redeemed without a CDSC. In determining whether a CDSC is payable, the Funds will first redeem shares not subject to any charge.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•

Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks and real estate investment trusts, are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Funds value their securities and

CRAWFORD FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

June 30, 2017 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

other assets at fair value in accordance with procedures established by and under the general supervision of the Board. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the mutual funds. These securities will be categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, the Advisor is required to consider all appropriate factors relevant to the value of securities for which market quotations are not available or the price provided by the service is not reliable, as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2017:

	Valuation Inputs
Investments	Level 1	Level 2	Level 3	Total
Dividend Growth Fund
Investment Securities:
Common Stocks*	$36,351,583	$–	$–	$36,351,583
Money Market Securities	771,205	–	–	771,205

Total Investment Securities	37,122,788	–	–	37,122,788

Dividend Opportunity Fund
Investment Securities:
Common Stocks*	$149,135,272	$–	$–	$149,135,272
Money Market Securities	4,893,626	–	–	4,893,626

Total Investment Securities	154,028,898	–	–	154,028,898

CRAWFORD FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

June 30, 2017 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

	Valuation Inputs
Investments	Level 1	Level 2	Level 3	Total
Dividend Yield Fund
Investment Securities:
Common Stocks*	$13,127,726	$–	$–	$13,127,726
Money Market Securities	186,553	–	–	186,553

Total Investment Securities	13,314,279	–	–	13,314,279

*	Refer to Schedule of Investments for sector classifications.

The Funds did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. There were no transfers between any levels as of June 30, 2017 based on input levels assigned at December 31, 2016.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor, under the terms of the management agreements with the Trust respect to each Fund (each an “Agreement”), manages the Funds’ investments. As compensation for its management services, each Fund is obligated to pay the Advisor a fee based on each Fund’s average daily net assets as follows:

	Dividend Growth Fund	Dividend Opportunity Fund	Dividend Yield Fund
Management fee rate	0.50%	1.00%	1.00%
Management fees earned	$91,689	$732,629	$64,614
Fees recouped (waived)	$(17,592)	$(142,480)	$(72,599)

The Advisor contractually has agreed to waive its management fee and reimburse certain operating expenses, but only to the extent necessary so that each Fund’s total annual operating expenses (excluding brokerage fees and commissions), borrowing costs (such as interest and dividend expenses on securities sold short); taxes, acquired fund fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amount payable to a distribution or service plan adopted in accordance with rule 12b-1; any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as indemnification of Trust Officers and Trustees, contractual indemnification of Fund service providers, and litigation expenses) do not exceed 0.98% of the Fund’s average daily net assets with respect to the Dividend Growth Fund, 1.05% of the Fund’s average daily net assets with respect to the Dividend Opportunity Fund, and 1.00% with respect to the Dividend Yield Fund. The contractual arrangement for the Funds is in place through April 30, 2018. At June 30, 2017, the Advisor owed $537 of fee waivers and expense reimbursements to the Dividend Yield Fund.

Each fee waiver or expense reimbursement by the Advisor is subject to repayment by the respective Fund within three years following the date in which that particular waiver or reimbursement occurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in effect at the time of the waiver and

CRAWFORD FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

June 30, 2017 (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

any expense limitation in place at the time of repayment. As of June 30, 2017, the Advisor may seek repayment of investment advisory fee waivers and expense reimbursements in the amount of $34,324, $831,949 and $458,304 from the Dividend Growth Fund, Dividend Opportunity Fund and Dividend Yield Fund, respectively, no later than June 30, 2020.

The Trust retains Ultimus Asset Services, LLC (“Administrator”), to provide the Funds with administration, fund accounting and transfer agent services, including all regulatory reporting. Ultimus has contractually agreed to waive 50% of all servicing fees related to the Dividend Yield Fund for the period August 1, 2016 through July 31, 2017. For the period ended June 30, 2017, fees for administration, transfer agent, and fund accounting services, and the amounts due to the Administrator at June 30, 2017 were as follows:

	Dividend Growth Fund	Dividend Opportunity Fund	Dividend Yield Fund
Administration	$19,646	$58,015	$9,293
Transfer agent	15,314	12,041	5,947
Fund accounting	13,634	33,364	6,808
Ultimus waived fees	–	–	(17,544)
Payable to Administrator	7,958	16,145	4,513

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chairman of the Board and more than 75% of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the 1940 Act of the Trust. Each Trustee of the Trust receives annual compensation of $1,800 per Fund from the Trust. The Independent Chairman of the Board and the Chairman of the Audit Committee received annual compensation of $2,250 per Fund from the Trust. Trustees also receive $1,000 for attending each special in person meeting. In addition, the Trust reimburses Trustees for out-of-pocket expense incurred in conjunction with attendance at meetings.

Certain officers of the Trust are officers or employees of Ultimus Fund Solutions, LLC. Unified Financial Securities, LLC (the “Distributor”). The Distributor acts as the principal distributor of the Funds’ shares. Both Ultimus and the Distributor operate as wholly owned subsidiaries of Ultimus Fund Solutions, LLC. An officer of the Trust is an officer of the Distributor and such persons may be deemed to be an affiliate of the Distributor. Officers are not paid by the Trust for services to the Funds.

The Board has engaged on behalf of the Trust a full-time Chief Compliance Officer (“CCO”) who is responsible for overseeing compliance risks. He reports to the Board at least quarterly any material compliance items that have arisen, and annually he provides to the Board a comprehensive compliance report outlining the effectiveness of compliance policies and procedures of the Trust and its service providers. The CCO receives an annual salary compensation from the Trust plus reimbursement for out of pocket expenses.

The Trust, with respect to the Dividend Growth Fund, the Dividend Opportunity Fund, and the Dividend Yield Fund, has adopted a Class C Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, a Fund pays a fee to the Distributor, the Advisor or other financial institutions of 1.00% of the Class C’s average daily net assets (0.75% to help defray the cost of distributing Class C shares and 0.25% for servicing the Class C shareholders) attributable to that Fund in connection with the promotion and distribution of the Fund’s Class C shares or the provision of personal services to Class C shareholders. These services include, but are not

CRAWFORD FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

June 30, 2017 (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 Expenses actually incurred. Pursuant to the Plan, the Board reviews, at least quarterly, a written report of the distribution expenses incurred on behalf of the Funds under the Plan. For the period ended June 30, 2017, the Class C shares incurred 12b-1 Expenses as follows:

	Dividend Growth Fund	Dividend Opportunity Fund	Dividend Yield Fund
12b-1 Expenses	$27,077	$502	$3
Payable to Distributor	13,370	269	1

NOTE 5. INVESTMENT TRANSACTIONS

For the period ended June 30, 2017, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

	Dividend Growth Fund	Dividend Opportunity Fund	Dividend Yield Fund
Purchases	$5,658,805	$36,050,121	$3,043,560
Sales	5,234,012	28,857,901	1,811,502

There were no purchases or sales of long-term U.S. government obligations during the period ended June 30, 2017.

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. At June 30, 2017, Charles Schwab & Co. (“Charles Schwab”), for the benefit of its customers, owned 29.05%, 62.59% and 50.41% of the Dividend Growth Fund, Dividend Opportunity Fund and Dividend Yield Fund, respectively. As a result, Charles Schwab may be deemed to control the Funds.

NOTE 7. FEDERAL TAX INFORMATION

At June 30, 2017, the net unrealized appreciation of investments for tax purposes was as follows:

	Gross Appreciation	Gross (Depreciation)	Net Appreciation on Investments	Tax Cost
Dividend Growth Fund	$12,169,840	$(192,853)	$11,976,987	$25,145,801
Dividend Opportunity Fund	31,847,301	(6,965,097)	$24,882,204	129,146,694
Dividend Yield Fund	1,000,026	(288,092)	$711,934	12,602,345

CRAWFORD FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

June 30, 2017 (Unaudited)

NOTE 7. FEDERAL TAX INFORMATION – continued

The tax character of distributions paid during the fiscal year ended December 31, 2016, was as follows:

	Distributions Paid From
Fund	Ordinary Income	Net Long Term Capital Gains	Total Distributions Paid
Dividend Growth Fund – Class I	$468,805	$3,522,632	$3,991,437
Dividend Growth Fund – Class C	29,826	613,492	643,318
Dividend Opportunity Fund – Class I	1,873,738	136,745	2,010,483
Dividend Opportunity Fund – Class C	632	89	721
Dividend Yield Fund – Class I	250,797	–	250,797
Dividend Yield Fund – Class C	22	–	22

At December 31, 2016, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Fund	Accumulated undistributed ordinary income	Accumulated undistributed long-term capital gains	Accumulated capital and other losses	Unrealized appreciation (depreciation)	Total
Dividend Growth Fund	$19,237	$561,505	$–	$11,718,910	$12,299,652
Dividend Opportunity Fund	294,653	1,190,298	–	25,857,874	27,342,825
Dividend Yield Fund	–	–	(85,528)	620,959	535,431

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to: tax deferral of losses on wash sales, differences related to partnership investments and the return of capital adjustments from underlying investments.

As of December 31, 2016, the Dividend Yield Fund had available for tax purposes an unused capital loss carryforward of $38,217 of short-term and $47,311 long-term capital losses with no expiration, which is available to offset against future taxable net capital gains. To the extent that these carryforwards are used to offset future gains, it is probable that the amount offset will not be distributed to shareholders. For the tax year ended December 31, 2016, the Dividend Yield Fund utilized $61,511 of capital loss carryforward.

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Funds indemnify their officers and trustees for certain liabilities that may arise from the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds entered into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.

NOTE 9. SUBSEQUENT EVENTS

Management has evaluated events or transactions from June 30, 2017, through the date these financial statements were issued, that would merit recognition or disclosure in the financial statements. There were no subsequent events to report that would have a material impact in the Funds’ financial statements.

SUMMARY OF FUNDS’ EXPENSES – (Unaudited)

As a shareholder of a Fund, you incur ongoing costs, consisting of management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the six months from January 1, 2017 to June 30, 2017.

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses should not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

SUMMARY OF FUNDS’ EXPENSES – (Unaudited) (continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the “Hypothetical” lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During the Period (1)	Annualized Expense Ratio
Crawford Dividend Growth Fund – Class I
Actual	$1,000.00	$1,048.20	$4.98	0.98%
Hypothetical (2)	$1,000.00	$1,019.93	$4.91	0.98%
Crawford Dividend Growth Fund – Class C
Actual	$1,000.00	$1,043.30	$10.03	1.98%
Hypothetical (2)	$1,000.00	$1,014.98	$9.89	1.98%
Crawford Dividend Opportunity Fund – Class I
Actual	$1,000.00	$1,037.60	$5.30	1.05%
Hypothetical (2)	$1,000.00	$1,019.59	$5.26	1.05%
Crawford Dividend Opportunity Fund – Class C
Actual	$1,000.00	$1,032.40	$10.33	2.05%
Hypothetical (2)	$1,000.00	$1,014.63	$10.24	2.05%
Crawford Dividend Yield Fund – Class I
Actual	$1,000.00	$1,026.20	$5.02	1.00%
Hypothetical (2)	$1,000.00	$1,019.84	$5.01	1.00%

(1)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratios reflect reimbursement of expenses by the Advisor for the period beginning January 1, 2017 to June 30, 2017. The “Financial Highlights” tables in the Funds’ financial statements, included in the report, also show the gross expense ratios, without such reimbursements.

(2)	Assumes a 5% annual return before expenses.

OTHER INFORMATION

The Funds’ Statement of Additional Information (“SAI”) includes additional information about the trustees and is available without charge, upon request. You may call toll-free at (800) 431-1716 to request a copy of the SAI or to make shareholder inquiries.

PROXY VOTING

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how each Fund voted those proxies during the most recent twelve month period ended June 30 is available without charge upon request by (1) calling the Funds at (800) 431-1716 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Kenneth G.Y. Grant, Chairman

Stephen A. Little

Daniel J. Condon

Gary E. Hippenstiel

Nancy V. Kelly

Ronald C. Tritschler

OFFICERS

David R. Carson, President

Zachary P. Richmond, Treasurer and Chief Financial     Officer

Lynn E. Wood, Chief Compliance Officer

INVESTMENT ADVISOR

Crawford Investment Counsel, Inc.

600 Galleria Parkway NW

Suite 1650

Atlanta, GA 30339

DISTRIBUTOR

Unified Financial Securities, LLC

9465 Counselors Row, Suite 200

Indianapolis, IN 46240

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

Thompson Hine LLP

312 Walnut St., 14th Floor

Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank

41 South High Street

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, LLC

Member FINRA/SIPC

PRIVACY POLICY

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•	Information the Fund receives from you on applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, and date of birth); and

•	Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to service providers (such as the Fund’s custodian, administrator, transfer agent, accountant and legal counsel) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Disposal of Information. The Fund, through its transfer agent, has taken steps to reasonably ensure that the privacy of your nonpublic personal information is maintained at all times, including in connection with the disposal of information that is no longer required to be maintained by the Fund. Such steps shall include, whenever possible, shredding paper documents and records prior to disposal, requiring off-site storage vendors to shred documents maintained in such locations prior to disposal, and erasing and/or obliterating any data contained on electronic media in such a manner that the information can no longer be read or reconstructed.

Miles Capital Alternatives

Advantage Fund

Semi-Annual Report

June 30, 2017

Fund Investment Adviser:

Miles Capital, Inc.

1415 28th Street, Suite 200

West Des Moines, Iowa 50266

Investment Results (Unaudited)

Average Annual Total Returns(a) (for the periods ended June 30, 2017)

	Six Months	One Year	Since Inception (3/14/16)
Miles Capital Alternatives Advantage Fund
Class N	2.21%	1.40%	1.31%
Class I	2.31%	1.59%	1.54%
Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index(b)	0.30%	0.49%	0.45%

	Expense Ratios(c)
	Class N	Class I
Gross	4.60%	4.08%
With Applicable Waivers(d)	3.22%	2.97%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Miles Capital Alternatives Advantage Fund (the “Fund”) distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-844-838-2120.

(a) Average annual total returns set forth above include all waivers of fees for various periods since inception. Without such fee waivers, the total returns would have been lower. Total returns shown assume reinvestment of all capital gains and dividend distributions and reflect any changes in price per share. Total returns for periods less than one year are not annualized.

(b) The Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index (“Index”) is an unmanaged market index of U.S. Treasury securities maturing in 90 days. The Index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. The Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in the Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(c) The expense ratios based on estimated amounts for the current fiscal year are from the Fund’s prospectus dated April 30, 2017. Updated information pertaining to the Fund’s expense ratios as of June 30, 2017 can be found on the financial highlights.

(d) Miles Capital, Inc. (the “Adviser”) contractually has agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses for each class (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940; any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business) do not exceed 1.75% of average daily net assets through April 30, 2018.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund and may be obtained by calling 1-844-838-2120. Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, LLC, member FINRA/SIPC.

1

Fund Holdings (Unaudited)

(a)	As a percentage of net assets.

The investment objective of the Fund is to provide long-term total return with less volatility than U.S. equity markets.

Availability of Portfolio Schedule (Unaudited)

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

2

Miles Capital Alternatives Advantage Fund

Schedule of Investments (Unaudited)

June 30, 2017

	Shares	Fair Value
Mutual Funds – 98.49%
361 Global Long/Short Equity Fund, Class I	96,447	$1,119,751
Alger Dynamic Opportunities Fund, Class Z	106,209	1,422,140
ASG Managed Futures Strategy Fund, Class Y	49,809	477,166
BlackRock Event Driven Equity Fund, Class I	105,655	1,003,726
Boston Partners Global Long/Short Fund, Institutional Class	135,080	1,518,297
Calamos Market Neutral Income Fund, Class I	109,483	1,439,703
Caldwell & Orkin Market Opportunity Fund	38,475	777,587
Cedar Ridge Unconstrained Credit Fund, Institutional Class	84,448	922,169
Credit Suisse Managed Futures Strategy Fund, Class I	63,948	648,438
Equinox Chesapeake Strategy Fund, Class I	45,477	531,170
Glenmede Long/Short Portfolio*	109,341	1,352,549
Goldman Sachs Long Short Credit Strategies Fund, Institutional Class	113,598	1,081,455
Hancock Horizon Quantitative Long/Short Fund, Institutional Class	69,992	1,304,654
Invesco All Cap Market Neutral Fund, Class Y	49,967	487,683
Kellner Merger Fund, Institutional Class	80,357	866,253
Vanguard Market Neutral Fund – Investor Shares	42,702	505,597
Western Asset Macro Opportunities Fund, Class I	133,407	1,555,528
William Blair Macro Allocation Fund, Class I	67,568	791,216

Total Mutual Funds (Cost $17,356,729)		17,805,082

Money Market Securities – 1.63%
Federated Government Obligations Fund, Institutional Class, 0.82% (a)	294,456	294,456

Total Money Market Securities (Cost $294,456)		294,456

Total Investments – 100.12% (Cost $17,651,185)		18,099,538

Liabilities in Excess of Other Assets – (0.12)%		(22,069)

NET ASSETS – 100.00%		$18,077,469

*	Non-income producing security.
(a)	Rate disclosed is the seven day effective yield as of June 30, 2017.

See accompanying notes which are an integral part of the financial statements.

3

Miles Capital Alternatives Advantage Fund

Statement of Assets and Liabilities (Unaudited)

June 30, 2017

Assets
Investments in securities at fair value (cost $17,651,185)	$18,099,538
Cash	5,237
Dividends receivable	161
Prepaid expenses	3,417
Total Assets	18,108,353
Liabilities
Payable to Adviser	11,763
Accrued 12b-1 fees – Class N	8
Payable to Administrator	6,337
Other accrued expenses	12,776
Total Liabilities	30,884
Net Assets	$18,077,469
Net Assets consist of:
Paid-in capital	$17,728,166
Accumulated undistributed net investment loss	(118,404)
Accumulated undistributed net realized gain from investment transactions	19,354
Net unrealized appreciation on investments	448,353
Net Assets	$18,077,469
Net Assets: Class N	$12,709
Shares outstanding (unlimited number of shares authorized, no par value)	1,250
Net asset value (“NAV”) and offering price per share	$10.17
Net Assets: Class I	$18,064,760
Shares outstanding (unlimited number of shares authorized, no par value)	1,770,544
Net asset value (“NAV”) and offering price per share	$10.20

4

See accompanying notes which are an integral part of the financial statements.

Miles Capital Alternatives Advantage Fund

Statement of Operations (Unaudited)

For the six months ended June 30, 2017

Investment Income
Dividend income	$35,770
Total investment income	35,770
Expenses
Investment Adviser	88,079
Administration	13,714
Fund accounting	12,262
Transfer agent	9,908
Legal	9,080
Audit	8,672
Trustee	6,016
Report printing	5,950
Offering	5,423
Chief Compliance Officer	3,644
Registration	2,611
Custodian	2,381
Pricing	590
12b-1 – Class N	16
Other	9,808
Total expenses	178,154
Fees contractually waived by Adviser	(23,980)
Net operating expenses	154,174
Net investment loss	(118,404)
Net Realized and Change in Unrealized Gain on Investments
Net realized gain on investment securities transactions	8,563
Net change in unrealized appreciation of investment securities	515,443
Net realized and change in unrealized gain on investments	524,006
Net increase in net assets resulting from operations	$405,602

5

See accompanying notes which are an integral part of the financial statements.

Miles Capital Alternatives Advantage Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2017 (Unaudited)	For the Period Ended December 31, 2016(a)
Increase (Decrease) in Net Assets due to:
Operations
Net investment loss	$(118,404)	$(56,428)
Long-term capital gain dividends from investment companies	—	40,545
Net realized gain on investment securities transactions	8,563	17,657
Net change in unrealized appreciation (depreciation) of investment securities	515,443	(67,090)
Net increase (decrease) in net assets resulting from operations	405,602	(65,316)
Capital Transactions – Class N:
Proceeds from shares sold	—	12,510
Amount paid for shares redeemed	—	(15)
Total Class N	—	12,495
Capital Transactions – Class I:
Proceeds from shares sold	404,710	17,319,993
Amount paid for shares redeemed	—	(15)
Total Class I	404,710	17,319,978
Net increase in net assets resulting from capital transactions	404,710	17,332,473
Total Increase in Net Assets	810,312	17,267,157
Net Assets
Beginning of period	17,267,157	—
End of period	$18,077,469	$17,267,157
Accumulated net investment loss included in net assets at end of period	$(118,404)	$—
Share Transactions – Class N:
Shares sold	—	1,252
Shares redeemed	—	(2)
Total Class N	—	1,250
Share Transactions – Class I:
Shares sold	40,013	1,730,533
Shares redeemed	—	(2)
Total Class I	40,013	1,730,531
Net increase in shares	40,013	1,731,781
(a)	For the period March 14, 2016 (commencement of operations) through December 31, 2016.

6

See accompanying notes which are an integral part of the financial statements.

Miles Capital Alternatives Advantage Fund – Class N

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended June 30, 2017 (Unaudited)		For the Period Ended December 31, 2016(a)
Selected Per Share Data
Net asset value, beginning of period	$9.95		$10.00

Income from investment operations:

Net investment loss	(0.08)		(0.08)

Net realized and unrealized gain	0.30		0.03	(b)

Total from investment operations	0.22		(0.05)

Net asset value, end of period	$10.17		$9.95

Total Return(c)	2.21	%(d)	(0.50	)%(d)

Ratios and Supplemental Data
Net assets, end of period (000)	$13		$12

Ratio of net expenses to average net assets	2.00	%(e)	2.00	%(e)

Ratio of gross expenses to average net assets before waiver and reimbursement	2.28	%(e)	3.38	%(e)

Ratio of net investment loss to average net assets	(1.60	)%(e)	(1.04	)%(e)

Portfolio turnover rate	4	%(d)	11	%(d)

(a)	For the period March 14, 2016 (commencement of operations) to December 31, 2016.
(b)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)	Total return in the above table represents the rate that a shareholder would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	Annualized.

7

See accompanying notes which are an integral part of the financial statements.

Miles Capital Alternatives Advantage Fund – Class I

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended June 30, 2017 (Unaudited)		For the Period Ended December 31, 2016(a)
Selected Per Share Data
Net asset value, beginning of period	$9.97		$10.00

Income from investment operations:

Net investment loss	(0.07)		(0.03)

Net realized and unrealized gain	0.30		–	(b)(c)

Total from investment operations	0.23		(0.03)

Net asset value, end of period	$10.20		$9.97

Total Return(d)	2.31	%(e)	(0.30	)%(e)

Ratios and Supplemental Data
Net assets, end of period (000)	$18,065		$17,255

Ratio of net expenses to average net assets	1.75	%(f)	1.75	%(f)

Ratio of gross expenses to average net assets before waiver and reimbursement	2.03	%(f)	2.86	%(f)

Ratio of net investment loss to average net assets	(1.35	)%(f)	(0.60	)%(f)

Portfolio turnover rate	4	%(e)	11	%(e)

(a)	For the period March 14, 2016 (commencement of operations) to December 31, 2016.
(b)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)	Amount is less than $0.005.
(d)	Total return in the above table represents the rate that a shareholder would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(e)	Not annualized.
(f)	Annualized.

8

See accompanying notes which are an integral part of the financial statements.

Miles Capital Alternatives Advantage Fund

Notes to the Financial Statements (Unaudited)

June 30, 2017

NOTE 1 – ORGANIZATION

The Miles Capital Alternatives Advantage Fund (the “Fund”) was organized as a diversified series of Unified Series Trust (the “Trust”). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board. The Fund commenced operations on March 14, 2016. The Fund’s investment adviser is Miles Capital, Inc. (the “Adviser”). The Fund seeks to provide long- term total return with less volatility than U.S. equity markets.

The Fund currently offers Class I and Class N shares. Each share represents an equal proportionate interest in the assets and liabilities belonging to the applicable class of the Fund with each other share of that class and is entitled to such dividends and distributions out of income belonging to the applicable class of the Fund as are declared by the Board. On matters that affect the Fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. The Fund may offer additional classes of shares in the future.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

9

Miles Capital Alternatives Advantage Fund

Notes to the Financial Statements (Unaudited) (continued)

June 30, 2017

As of and during the six months ended June 30, 2017, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations when incurred. During the period, the Fund did not incur any interest or penalties.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds by or under the direction of the Board in such a manner as the Board determine to be fair and equitable. Income, realized gains and losses, unrealized appreciation and depreciation, and Fund-wide expenses not allocated to a particular class shall be allocated to each class based on the net assets of that class in relation to the entire Fund.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. Where such differences are permanent in nature; they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

NOTE 3 – SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

10

Miles Capital Alternatives Advantage Fund

Notes to the Financial Statements (Unaudited) (continued)

June 30, 2017

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•

Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market securities, are generally priced at the ending net asset value (“NAV”) provided by the pricing agent of the funds. These securities are categorized as Level 1 securities. In the event that the ending NAV for a mutual fund is unavailable at the end of day pricing time, the Adviser may, in accordance with the Trust’s valuation policies, consider all appropriate factors in determining the fair value of the mutual fund. In such cases, the security will generally be categorized as a Level 2 security.

In accordance with the Trust’s valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable, as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would be the amount that the Fund might reasonably expect to receive for them upon their current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is

11

Miles Capital Alternatives Advantage Fund

Notes to the Financial Statements (Unaudited) (continued)

June 30, 2017

permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used in valuing the Fund’s investments as of June 30, 2017:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$17,805,082	$–	$-	$17,805,082
Money Market Securities	294,456	–	–	294,456
Total	$18,099,538	$-	$–	$18,099,538

The Fund did not hold any investments during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period. Transfers from Level 2 to Level 1 represent securities which were fair valued at the beginning of the period but not at June 30, 2017. The following is a summary of the transfer between Level 1 and Level 2 of the fair value hierarchy as of June 30, 2017 based on input levels assigned at December 31, 2016:

	Transfers from Level 1 to Level 2	Transfers from Level 2 to Level 1
Mutual Funds	$–	$2,790,884

NOTE 4 – FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser, under the terms of the management agreement with the Trust with respect to the Fund (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the Fund’s average daily net assets. For the six months ended June 30, 2017, the Adviser earned a fee of $88,079 from the Fund before the waiver and reimbursement described below.

The Adviser has contractually agreed to waive its management fee and reimburse certain Fund expenses, but only to the extent necessary so that the Fund’s total annual operating expenses for each class (excluding brokerage fees and commissions; borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; any 12b-1 fees; taxes; extraordinary litigation expenses; and any indirect expenses, such as acquired fund fees and expenses) do not exceed 1.75% of average daily net assets through April 30, 2018. For the six months ended June 30, 2017, the Adviser waived fees and reimbursed expenses in the amount of $23,980 for the Fund. At June 30, 2017, the Adviser was owed $11,763 from the Fund.

12

Miles Capital Alternatives Advantage Fund

Notes to the Financial Statements (Unaudited) (continued)

June 30, 2017

Each fee waiver or expense reimbursement by the Adviser is subject to repayment by the Fund within three years following the date in which that particular waiver or reimbursement occurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in effect at the time of the waiver and any expense limitation in place at the time of repayment. As of June 30, 2017, the Adviser may seek repayment of investment advisory fee waivers and expense reimbursements in the amount of $127,561 from the Fund no later than June 30, 2020.

The Trust retains Ultimus Asset Services, LLC (the “Administrator”) to provide the Fund with administration, accounting, transfer agent and compliance services, including all regulatory reporting. For the six months ended June 30, 2017, the Administrator earned fees of $13,714 for administration services, $9,908 for transfer agent services, and $12,262 for fund accounting services. At June 30, 2017, the Fund owed the Administrator $6,337 for such services.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chairman of the Board and more than 75% of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the 1940 Act of the Trust. Each Trustee of the Trust receives annual compensation of $1,800 per Fund from the Trust. The Independent Chairman of the Board and the Chairman of the Audit Committee received annual compensation of $2,250 per Fund from the Trust. Trustees also receive $1,000 for attending each special in-person meeting. In addition, the Trust reimburses Trustees for out-of-pocket expense incurred in conjunction with attendance at meetings.

Certain officers of the Trust are officers or employees of Ultimus Asset Services, LLC or Unified Financial Securities, LLC (the “Distributor”). The Distributor acts as the principal distributor of the Fund’s shares. Both Ultimus Asset Services, LLC and the Distributor operate as wholly owned subsidiaries of Ultimus Fund Solutions, LLC. An Officer of the Trust is an officer of the Distributor and such person may be deemed to be an affiliate of the Distributor. Officers are not paid by the Trust for services to the Funds.

The Trust, with respect to the Fund, has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”). Under the Plan, the Fund will pay the Distributor, the Advisor and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a fee of 0.25% of the average daily net assets of the Class N shares in connection with the promotion and distribution of the Fund’s Class N shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Fund or Adviser may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 Expenses actually incurred by the Recipient. It is anticipated that the Plan will benefit shareholders because an effective sales program typically is necessary in order for the Fund to reach and maintain a sufficient size to achieve efficiently its investment objectives and to realize economies of scale. For the six months ended June 30, 2017, Class N shares’ 12b-1 Expenses incurred by the Fund were $16. The Fund owed $8 for Class N 12b-1 Expenses as of June 30, 2017.

13

Miles Capital Alternatives Advantage Fund

Notes to the Financial Statements (Unaudited) (continued)

June 30, 2017

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2017, purchases and sales of investment securities, other than short-term investments, were as follows:

Purchases	$1,255,479
Sales	$755,183

There were no purchases or sales of long-term U.S. government obligations during the six months ended June 30, 2017.

NOTE 6 – BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940. At June 30, 2017, Farmers Mutual Hail Insurance Co. (“Farmers”) owned 43% of the Fund. As a result, Farmers may be deemed to control the Fund.

NOTE 7 – FEDERAL TAX INFORMATION

At June 30, 2017, the appreciation (depreciation) of investments for tax purposes was as follows:

Gross unrealized appreciation	$698,976
Gross unrealized depreciation	(250,623)
Net unrealized appreciation on investments	$448,353
Tax Cost	$17,651,185

At December 31, 2016, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed long term capital gain	$10,791
Unrealized depreciation	(67,090)
$(56,299)

As of December 31, 2016, the Fund did not have any unused capital loss carryforward available for federal tax purposes.

NOTE 8 – COMMITMENTS AND CONTINGENCIES

The Fund indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

NOTE 9 – SUBSEQUENT EVENTS

Management has evaluated events or transactions that may have occurred since June 30, 2017, that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

14

Summary of Fund Expenses (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees, distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period from January 1, 2017 to June 30, 2017.

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses should not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the “Hypothetical” lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period(1)	Annualized Expense Ratio
Miles Capital Alternatives Advantage Fund – Class N
Actual	$1,000.00	$1,022.10	$10.03	2.00%
Hypothetical (2)	$1,000.00	$1,014.88	$9.99	2.00%

Miles Capital Alternatives Advantage Fund – Class I
Actual	$1,000.00	$1,023.10	$8.78	1.75%
Hypothetical (2)	$1,000.00	$1,016.12	$8.75	1.75%

(1)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(2)	Assumes a 5% annual return before expenses.

15

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 is available without charge upon request by (1) calling the Fund at (844) 838-2120 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Kenneth G.Y. Grant, Chairman

Stephen A. Little

Daniel J. Condon

Gary E. Hippenstiel

Nancy V. Kelly

Ronald C. Tritschler

OFFICERS

David R. Carson, President

Zachary P. Richmond,

Treasurer and Chief Financial Officer

Lynn E. Wood,

Chief Compliance Officer

INVESTMENT ADVISER

Miles Capital, Inc.

1415 28TH Street

Suite 200

West Des Moines, IA 50266

DISTRIBUTOR

Unified Financial Securities, LLC

9465 Counselors Row, Suite 200

Indianapolis, IN 46240

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

Thompson Hine LLP

312 Walnut St., 14th Floor

Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank

41 South High Street

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, LLC

Member FINRA/SIPC

16

Privacy Policy

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•	Information the Fund receives from you on applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, and date of birth); and

•	Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to service providers (such as the Fund’s custodian, administrator, transfer agent, accountant and legal counsel) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Disposal of Information. The Fund, through its transfer agent, has taken steps to reasonably ensure that the privacy of your nonpublic personal information is maintained at all times, including in connection with the disposal of information that is no longer required to be maintained by the Fund. Such steps shall include, whenever possible, shredding paper documents and records prior to disposal, requiring off-site storage vendors to shred documents maintained in such locations prior to disposal, and erasing and/or obliterating any data contained on electronic media in such a manner that the information can no longer be read or reconstructed.

Semi-Annual Report

June 30, 2017

Fund Adviser:

Selective Wealth Management, LLC

828 Main Street, Suite 1703

Lynchburg, VA 24504

(434) 515-1517

www.selectivewealthmanagement.com

Investment Results (Unaudited)

Total Returns(a) (for the period ended June 30, 2017)

Since Inception (1/31/17)
Selective Opportunity Fund	3.10%
S&P 500® Index(b)	7.31%

Total annual operating expenses are based on estimated amounts for the current fiscal year, as disclosed in the Selective Opportunity Fund (the “Fund”) prospectus dated January 6, 2017, were 1.94% of average daily net assets. Additional information pertaining to the Fund’s expense ratios as of June 30, 2017 can be found in the financial highlights.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. For more information on the Fund, and to obtain performance data current to the most recent month end or to request a prospectus, please call (434) 515-1517.

(a) Total returns shown assume reinvestment of all capital gains and dividend distributions and reflect any changes in price per share. Total returns for periods less than one year are not annualized.

(b) The S&P 500® Index (“Index”) is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company and may be obtained by calling the same number as above. Please read it carefully before investing.

The Fund is distributed by Ultimus Fund Distributors, LLC, member FINRA/SIPC.

1

Fund Holdings (Unaudited)

(a)	As a percentage of net assets.

The investment objective of the Fund is maximizing long-term returns while protecting client principal.

Availability of Portfolio Schedule (Unaudited)

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

2

Selective Opportunity Fund

Schedule of Investments (Unaudited)

June 30, 2017

	Shares	Fair Value
Common Stocks – 36.61%

Financials – 3.08%
Bank of the Ozarks, Inc.	21,404	$1,003,205

Industrials – 2.89%
Union Pacific Corp.	8,657	942,834

Information Technology – 30.64%
Alphabet, Inc., Class C*	1,111	1,009,599
Baidu, Inc. ADR*	12,604	2,254,351
Cognizant Technology Solutions Corp., Class A	16,833	1,117,711
Redknee Solutions, Inc.*	2,819,268	2,369,791
Syntel, Inc.*	190,455	3,230,117

		9,981,569

Total Common Stocks (Cost $10,784,110)		11,927,608

Money Market Securities – 68.22%
Fidelity Investments Money Market Government Portfolio, Class I, 0.81% (a)	22,229,080	22,229,080

Total Money Market Securities (Cost $22,229,080)		22,229,080

Total Investments – 104.83% (Cost $33,013,190)		34,156,688

Liabilities in Excess of Other Assets – (4.83)%		(1,574,564)

NET ASSETS – 100.00%		$32,582,124

(a)	Rate disclosed is the seven day effective yield as of June 30, 2017.
*	Non-income producing security.

ADR – American Depositary Receipt

The sectors shown on the schedule of investments are based on Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator.

See accompanying notes which are an integral part of the financial statements.

3

Selective Opportunity Fund

Statement of Assets and Liabilities (Unaudited)

June 30, 2017

Assets
Investments in securities at fair value (cost $33,013,190)	$34,156,688
Dividends receivable	13,008
Deferred organizational and offering costs	30,936
Prepaid expenses	7,759
Total Assets	34,208,391
Liabilities
Payable for investments purchased	1,573,761
Payable to Adviser	32,832
Payable to Administrator	5,605
Other accrued expenses	14,069
Total Liabilities	1,626,267
Net Assets	$32,582,124
Net Assets consist of:
Paid-in capital	$31,628,513
Accumulated undistributed net investment loss	(185,239)
Accumulated undistributed net realized loss from investments and foreign currency transactions	(4,648)
Net unrealized appreciation on investments	1,143,498
Net Assets	$32,582,124
Shares outstanding (unlimited number of shares authorized, no par value)	3,161,604
Net asset value (“NAV”) offering and redemption price per share	$10.31

4

See accompanying notes which are an integral part of the financial statements.

Selective Opportunity Fund

Statement of Operations (Unaudited)

For the period ended June 30, 2017(a)

Investment Income
Dividend income	$66,773
Total investment income	66,773
Expenses
Investment Adviser	158,289
Offering	13,764
Administration	12,476
Fund accounting	11,197
Audit	7,725
Legal	7,421
Transfer agent	7,410
Organizational	6,965
Trustee	5,259
Chief Compliance Officer	5,015
Report printing	4,989
Registration	2,986
Custodian	1,539
Pricing	454
Miscellaneous	6,523
Total expenses	252,012
Net investment loss	(185,239)
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized loss on foreign currency translations	(4,648)
Net change in unrealized appreciation of investment securities	1,143,498
Net realized and change in unrealized gain (loss) on investments	1,138,850
Net increase in net assets resulting from operations	$953,611
(a)	For the period January 31, 2017 (commencement of operations) through June 30, 2017.

5

See accompanying notes which are an integral part of the financial statements.

Selective Opportunity Fund

Statement of Changes in Net Assets

For the Period Ended June 30, 2017(a) (Unaudited)
Increase in Net Assets due to:
Operations
Net investment loss	$(185,239)
Net realized loss on foreign currency translations	(4,648)
Net change in unrealized appreciation of investment securities	1,143,498
Net increase in net assets resulting from operations	953,611
Capital Transactions
Proceeds from shares sold	32,281,349
Amount paid for shares redeemed	(652,836)
Net increase in net assets resulting from capital transactions	31,628,513
Total Increase in Net Assets	32,582,124
Net Assets
Beginning of period	—
End of period	$32,582,124
Accumulated undistributed net investment loss	$(185,239)
Share Transactions
Shares sold	3,226,465
Shares redeemed	(64,861)
Net increase in shares outstanding	3,161,604
(a)	For the period January 31, 2017 (commencement of operations) through June 30, 2017.

6

See accompanying notes which are an integral part of the financial statements.

Selective Opportunity Fund

Financial Highlights

(For a share outstanding during the period)

	For the Period Ended June 30, 2017(a) (Unaudited)
Selected Per Share Data
Net asset value, beginning of period	$10.00

Income from investment operations:

Net investment loss	(0.06)

Net realized and unrealized gain	0.37

Total from investment operations	0.31

Net asset value, end of period	$10.31

Total Return(b)	3.10	%(c)

Ratios and Supplemental Data
Net assets, end of period (000)	$32,582

Ratio of net expenses to average net assets	1.99	%(d)

Ratio of net investment loss to average net assets	(1.46	)%(d)

Portfolio turnover rate	0	%(c)

(a)	For the period January 31, 2017 (commencement of operations) to June 30, 2017.
(b)	Total return in the above table represents the rate that a shareholder would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	Annualized.

7

See accompanying notes which are an integral part of the financial statements.

Selective Opportunity Fund

Notes to the Financial Statements (Unaudited)

June 30, 2017

NOTE 1 – ORGANIZATION

The Selective Opportunity Fund (the “Fund”) was organized as a non-diversified series of Unified Series Trust (the “Trust”) on November 14, 2016. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board. The Fund commenced operations on January 31, 2017. The investment adviser to the Fund is Selective Wealth Management, LLC (the “Adviser”). The investment objective of the Fund is maximizing long-term returns while protecting client principal.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the period ended June 30, 2017, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations when incurred. During the period, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. federal tax authorities for all tax years since inception.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds by or under the direction of the Board in such a manner as the Board determine to be fair and equitable.

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used

8

Selective Opportunity Fund

Notes to the Financial Statements (Unaudited) (continued)

June 30, 2017

for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Foreign Currency Translation – The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders and net realized long-term and short-term capital gains, if any, at least annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. Where such differences are permanent in nature; they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Organization and Offering Costs – The Fund bears all expenses incurred in its business and operations. The Adviser advanced some of the Fund’s organization and initial offering costs and was subsequently reimbursed by the Fund. Costs of $36,190 incurred in connection with the offering and initial registration of the Fund have been deferred and are being amortized on a straight-line basis over the first twelve months after commencement of operations. Costs of $15,475 incurred in connection with the organization of the Fund are being amortized on a straight-line basis through then end of this fiscal year. As of June 30, 2017, the amount of the offering and organization costs remaining to amortize are $22,426 and $8,510, respectively.

NOTE 3 – NON-DIVERSIFICATION RISK

The Fund is non-diversified, which means it may invest a greater percentage of its assets in a fewer number of stocks as compared to other mutual funds that are more broadly diversified. As a result, the Fund’s share price may be more volatile than the share price of some other mutual funds, and the poor performance of an individual stock in the Fund’s portfolio may have a significant negative impact on the Fund’s performance.

9

Selective Opportunity Fund

Notes to the Financial Statements (Unaudited) (continued)

June 30, 2017

NOTE 4 – SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•

Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

10

Selective Opportunity Fund

Notes to the Financial Statements (Unaudited) (continued)

June 30, 2017

In accordance with the Trust’s valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable, as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used in valuing the Fund’s investments as of June 30, 2017:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$11,927,608	$–	$–	$11,927,608
Money Market Securities	22,229,080	–	–	22,229,080
Total	$34,156,688	$–	$–	$34,156,688
*	Refer to the Schedule of Investments for sector classifications.

The Fund did not hold any investments during the reporting period in which other significant observable inputs were used in determining fair value. The Fund did not hold any investments during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between levels as of June 30, 2017, based on input levels assigned on January 31, 2017 (commencement of operations).

NOTE 5 – FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser, under the terms of the management agreement with the Trust with respect to the Fund (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.25% of the Fund’s average daily net assets. For the period ended June 30, 2017, the Adviser earned a fee of $158,289 from the Fund. At June 30, 2017, the Fund owed the Adviser $32,832 for advisory services.

The Trust retains Ultimus Fund Solutions, LLC (the “Administrator”) to provide the Fund with administration, accounting, transfer agent and compliance services, including all regulatory reporting. For the period ended June 30, 2017, the Administrator earned fees of $12,476 for

11

Selective Opportunity Fund

Notes to the Financial Statements (Unaudited) (continued)

June 30, 2017

administration services, $11,197 for fund accounting services, $7,410 for transfer agent services, and $5,015 for compliance services. At June 30, 2017, the Fund owed the Administrator $5,605 for such services.

Certain officers of the Trust are officers or employees of Ultimus Fund Solutions, LLC or Ultimus Fund Distributors, LLC (the “Distributor”). The Distributor acts as the principal distributor of the Fund’s shares. The Distributor operates as wholly owned subsidiary of Ultimus Fund Solutions, LLC. An officer of the Trust is an officer of the Distributor and such person may be deemed to be an affiliate of the Distributor. Officers are not paid by the Trust for services to the Fund.

NOTE 6 – INVESTMENT TRANSACTIONS

For the period ended June 30, 2017, purchases and sales of investment securities, other than short-term investments, were as follows:

Purchases	$10,784,111
Sales	$–

There were no purchases or sales of long-term U.S. government obligations during the period ended June 30, 2017.

NOTE 7 – BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a Fund, under Section 2(a)(9) of the Investment Company Act of 1940. At June 30, 2017, Pershing, LLC (“Pershing”), for the benefit of its customers, owned 100% of the Fund. As a result, Pershing may be deemed to control the Fund.

NOTE 8 – FEDERAL TAX INFORMATION

At June 30, 2017, the appreciation (depreciation) of investments for tax purposes was as follows:

Gross unrealized appreciation	$1,200,251
Gross unrealized depreciation	(56,753)
Net unrealized appreciation	$1,143,498
Tax cost	$33,013,190

NOTE 9 – COMMITMENTS AND CONTINGENCIES

The Fund indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

NOTE 10 – SUBSEQUENT EVENTS

Management has evaluated events or transactions that may have occurred since June 30, 2017, that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

12

Summary of Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period from January 1, 2017 to June 30, 2017.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses should not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period(a)	Annualized Expense Ratio
Selective Opportunity Fund
Actual	$1,000.00	$1,031.00	$8.30	1.99%
Hypothetical(b)	$1,000.00	$1,014.93	$9.94	1.99%

(a)

Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 150/365 (to reflect the period since commencement of operations on January 31, 2017). Hypothetical expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(b)	Assumes a 5% return before expenses.

13

Management Agreement Approval (Unaudited)

The Selective Opportunity Fund (the “Fund”) is a series of Unified Series Trust (the “Trust”). The Trust’s Board of Trustees oversees the management of the Fund and, as required by law, considered the approval of the Fund’s management agreement with its investment adviser, Selective Wealth Management, LLC (“Selective Wealth”).

The Board of Trustees, with the assistance of the Board’s Advisory Contract Renewal Committee (the “Committee”), requested and evaluated all information that the Trustees deemed reasonably necessary under the circumstances in connection with the approval of the management agreement.

The Committee convened on November 1, 2016 via teleconference to consider the approval of the management agreement between the Trust and Selective Wealth. At the Committee meeting, the Committee reviewed and discussed materials compiled by Ultimus Fund Solutions, LLC, the Trust’s administrator for the Fund.

At the Trustees’ quarterly meeting held in November, 2016, the Committee and the Board interviewed certain executives of Selective Wealth, including Selective Wealth’s Founder and Chief Investment Officer, and its Chief Compliance Officer, and recalled that they had previously interviewed these executives at a special telephonic meeting held on September 1, 2016. The Trustees, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940) of the Trust or Selective Wealth (the “Independent Trustees”), approved a management agreement between the Trust and Selective Wealth that provided for no management fee (shareholders, all advisory clients of Selective Wealth, instead would pay the advisory fee at the separate account level). The Trustees convened again on January 5, 2017 via teleconference to consider a revised management agreement between the Trust and Selective Wealth that called for an annual management fee of 1.25% at the Fund level. The Trustees, including the Independent Trustees approved the revised management agreement for an initial period of two years. The Trustees’ approval of the revised management agreement was based on a consideration of all the information provided to the Trustees, and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated this information differently, ascribing different weights to various factors.

(i) The Nature, Extent, and Quality of Services. The Trustees reviewed and considered information regarding the nature, extent, and quality of services that Selective Wealth proposes to provide to the Fund, which included, but were not limited to, providing a continuous investment program for the Fund, adhering to the Fund’s investment restrictions, complying with the Trust’s policies and procedures, and voting proxies on behalf of the Fund.

14

The Trustees also considered the qualifications and experience of Selective Wealth’s portfolio manager who would be responsible for the day-to-day management of the Fund’s portfolio, as well as the qualifications and experience of the other individuals at Selective Wealth who would provide services to the Fund. The Trustees noted that the portfolio manager has experience managing separate accounts with a similar investment strategy to that of the proposed Fund. The Trustees concluded that Selective Wealth has adequate resources to provide satisfactory investment management services to the Fund.

(ii) Fund Performance. The Trustees next reviewed and discussed performance of the adviser’s separately managed accounts through September 30, 2016, as compared to the average performance over the one- and three-year periods of the S&P 500 Index, a peer group proposed by Selective Wealth, and the Morningstar Alternative US Funds (Under $50 million, True No-Load, Institutional) category. The Trustees noted that the separate accounts had outperformed the S&P 500 Index, peer group and Morningstar category over the one-year period, but underperformed the S&P 500 Index over the three-year period. The Trustees further noted that the separate accounts had outperformed the peer group and Morningstar category over the three-year period.

(iii) Fee Rate and Profitability. The Trustees noted that the adviser proposed charging a management fee of 1.25%, which is equal to the advisory fee Selective Wealth charges on its separate accounts. They also noted that only clients who have entered into a discretionary investment advisory agreement with the adviser may own shares of the Fund, and that the separate account assets will be invested in the Fund. The Trustees noted that the gross management fee of 1.25% is equal to the average and median of the Morningstar category. The Trustees further noted that the adviser was not proposing to enter into an expense limitation agreement with the Fund, and, therefore, the estimated fund expenses were above the average and median for the category. Considering that all of the assets currently managed by the adviser are expected to be invested in the Fund and in light of the adviser’s current financial statements based on its separate accounts, the Trustees concluded that the management fee of 1.25% is reasonable. They also noted that the adviser would not be getting any additional revenue from the Fund, as the separate account assets will be moved into the Fund. They therefore concluded that Selective Wealth’s profitability would not increase as a result of moving accounts to the Fund.

(iv) Economies of Scale. In determining the reasonableness of the management fee, the Trustees also considered the extent to which Selective Wealth will realize economies of scale as the Fund grows larger. The Trustees determined that, in light of the anticipated size of the Fund, Selective Wealth would not realize benefits from economies of scale in managing the Fund’s assets to such an extent that the advisory fee should be reduced or that breakpoints in the advisory fee should be implemented at this time.

15

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 is available without charge upon request by (1) calling the Fund at (434) 515-1517 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Kenneth G.Y. Grant, Chairman

Stephen A. Little

Daniel J. Condon

Gary E. Hippenstiel

Nancy V. Kelly

Ronald C. Tritschler

OFFICERS

David R. Carson, President

Zachary P. Richmond,

Treasurer and Chief Financial Officer

Lynn E. Wood,

Chief Compliance Officer

INVESTMENT ADVISER

Selective Wealth Management, LLC

828 Main Street

Suite 1703

Lynchburg, VA 24504

DISTRIBUTOR

Ultimus Fund Distributors, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

Thompson Hine LLP

312 Walnut St., 14th Floor

Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank

41 South High Street

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC

Member FINRA/SIPC

16

Privacy Policy

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•	Information the Fund receives from you on applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, and date of birth); and

•	Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to service providers (such as the Fund’s custodian, administrator, transfer agent, accountant and legal counsel) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Disposal of Information. The Fund, through its transfer agent, has taken steps to reasonably ensure that the privacy of your nonpublic personal information is maintained at all times, including in connection with the disposal of information that is no longer required to be maintained by the Fund. Such steps shall include, whenever possible, shredding paper documents and records prior to disposal, requiring off-site storage vendors to shred documents maintained in such locations prior to disposal, and erasing and/or obliterating any data contained on electronic media in such a manner that the information can no longer be read or reconstructed.

Item 2. Code of Ethics. NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE – disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not Applicable – filed with annual report

(a)(2)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Unified Series Trust

By	/s/ David R. Carson
David R. Carson, President

Date	8/24/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David R. Carson
David R. Carson, President

Date	8/24/2017

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer

Date	8/24/2017